UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: November 3, 2014 – December 31, 2014

Item 1.  Schedule of Investments.

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 90.3%
Arizona - 2.6%
$1,310,000	County of Pinal AZ, Arizona Certificate of Participation	5.00%	12/01/29	$1,312,672

Arkansas - 0.2%
85,000	Arkansas Development Finance Authority, Arkansas Revenue Bond, Series B	5.55	04/01/21	86,796

California - 35.3%
740,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/26	785,340
285,000	California Health Facilities Financing Authority, California Revenue Bond, Prerefunded 04/01/15 @ 100, Series A	5.00	04/01/25	288,460
25,000	California Health Facilities Financing Authority, California Revenue Bond, Prerefunded 04/01/15 @ 100, Series A	5.00	04/01/25	25,304
240,000	California Health Facilities Financing Authority, California Revenue Bond, Unrefunded Series A	5.00	04/01/25	241,555
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.63	03/01/30	586,390
500,000	California State Public Works Board, California Revenue Bond, Series C	5.40	10/01/22	502,070
2,875,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	3,297,424

Principal	Security Description	Rate	Maturity	Value

$1,000,000	City of Fairfield CA, California Certificate of Participation, Series A (a)	6.55%	04/01/30	$522,670
670,000	County of San Bernardino CA, California Certificate of Participation	5.00	08/01/28	671,320
1,450,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/29	1,672,415
2,750,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	5.00	06/01/38	2,802,497
50,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/17	52,123
200,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/25	208,150
550,000	Magnolia School District, California General Obligation Bond	5.00	08/01/31	555,659
1,000,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.74	09/01/27	941,610
1,000,000	Moreland School District, California General Obligation Bond, Series C (a)	5.19	08/01/27	500,920
1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.05	08/01/26	558,480

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

$1,000,000	Natomas Unified School District, California General Obligation Bond (a)	5.14%	08/01/27	$524,980
500,000	Natomas Unified School District, California General Obligation Bond	5.00	08/01/28	505,270
130,000	State of California, General Obligation Bond, Unrefunded Series 07	5.13	10/01/27	130,528
1,500,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-5.97	04/01/20	1,101,915
2,200,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.09	04/01/26	1,119,690
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	288,840
				17,883,610
Florida - 7.0%
675,000	South Florida Water Management District, Florida Certificate of Participation	5.00	10/01/36	717,390
2,675,000	South Miami Health Facilities Authority, Florida Revenue Bond	5.00	08/15/32	2,834,537
				3,551,927
Illinois - 8.3%
500,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00	01/01/27	559,230
525,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.50	01/01/33	613,856

Principal	Security Description	Rate	Maturity	Value

$850,000	Chicago Park District, Illinois General Obligation Bond, Series A	5.00%	01/01/33	$930,767
525,000	Illinois Finance Authority, Illinois Revenue Bond, Prerefunded 11/01/18 @ 100, Series D	6.25	11/01/28	625,685
500,000	Township of Campton IL, Illinois General Obligation Bond	4.90	12/15/19	501,780
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois General Obligation Bond, Series B	5.25	06/01/36	947,686
				4,179,004
Maryland - 1.3%
625,000	Montgomery County Housing Opportunites Commission, Maryland Revenue Bond, Series C	5.00	07/01/31	681,488

Massachusetts - 2.9%
260,000	City of Lawrence MA, Massachusetts General Obligation Bond	5.60	03/15/15	261,118
1,130,000	Massachusetts Housing Finance Agency, Massachusetts Revenue Bond, Series C	5.00	12/01/30	1,183,946
				1,445,064
Michigan - 6.9%
500,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/25	517,860
535,000	Michigan State Building Authority, Michigan Revenue Bond	5.00	10/15/28	551,259
550,000	Michigan State Building Authority, Michigan Revenue Bond, Series A	5.20	10/15/31	635,965

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

$1,760,000	Michigan State Housing Development Authority, Michigan Revenue Bond, Series A	5.15%	10/01/29	$1,772,355
				3,477,439
Missouri - 0.5%
265,000	St Louis Municipal Finance Corp., Missouri Revenue Bond	5.00	02/15/23	274,047

Nevada - 0.3%
145,000	Nevada Housing Division, Nevada Revenue Bond, Series A	5.85	10/01/20	145,927

New York - 7.2%
800,000	New York City Water & Sewer System, New York Revenue Bond, Series D	5.00	06/15/38	817,168
50,000	New York State Dormitory Authority, New York Revenue Bond, Series D	5.75	02/15/15	50,217
50,000	New York State Dormitory Authority, New York Revenue Bond, Series D	5.75	02/15/19	50,161
1,050,000	New York State Thruway Authority, New York Revenue Bond, Prerefunded 07/01/15 @ 100, Series G	5.00	01/01/32	1,074,423
1,410,000	Schenectady Metroplex Development Authority, New York Revenue Bond, Series A	5.50	08/01/33	1,647,077
				3,639,046
Ohio - 9.1%
2,950,000	American Municipal Power, Inc., Ohio Revenue Bond, Series B	5.00	02/15/37	3,259,986
450,000	County of Franklin OH, Ohio Revenue Bond, Series C	5.00	05/01/35	455,683

Principal	Security Description	Rate	Maturity	Value

$825,000	Gallia County Local School District, Ohio General Obligation Bond, Prerefunded 06/01/16 @ 100	5.00%	12/01/30	$879,021
				4,594,690
Oregon - 0.2%
95,000	State of Oregon Housing & Community Services Department, Oregon Revenue Bond, Series B	5.05	07/01/26	98,857

Washington - 7.5%
1,715,000	Central Puget Sound Regional Transit Authority, Washington Revenue Bond	4.75	02/01/28	1,733,625
1,750,000	Port of Seattle WA, Washington Revenue Bond, Series A	5.00	03/01/35	1,761,287
250,000	State of Washington, Washington Certificate of Participation, Series D	5.45	07/01/28	282,300
				3,777,212
Wisconsin - 1.0%
500,000	Central Brown County Water Authority, Wisconsin Revenue Bond, Prerefunded 12/01/15 @ 100	5.00	12/01/30	521,905
Total Municipal Bonds (Cost $43,436,252)				45,669,684

Shares	Security Description	Value

Money Market Funds - 8.8%
4,477,163	Fidelity Government Money Market Fund, 0.01% (b) (Cost $4,477,163)	4,477,163
Total Investments - 99.1% (Cost $47,913,415)*		$50,146,847
Other Assets & Liabilities, Net – 0.9%		455,238
Net Assets – 100.0%		$50,602,085

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of December 31, 2014.

GURTIN NATIONAL MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2014

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,301,588
Gross Unrealized Depreciation	(68,156)
Net Unrealized Appreciation	$2,233,432

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	50,146,847
Level 3 - Significant Unobservable Inputs	-
Total	$50,146,847

The Level 2 value displayed in this table is Municipal Bonds and a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 83.8%
California - 83.8%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California Revenue Bond	5.00%	01/01/33	$1,118,140
1,160,000	Alameda Public Financing Authority, California Revenue Bond, Series A	5.25	07/01/29	1,328,026
165,000	Anaheim Public Financing Authority, California Revenue Bond	5.00	10/01/21	168,802
290,000	Bret Harte Union High School District, California Certificate of Participation, Unrefunded Series	4.25	09/01/20	304,088
1,000,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	11/01/33	1,003,350
1,675,000	California Health Facilities Financing Authority, California Revenue Bond	5.00	07/01/36	1,741,564
700,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.00	08/15/23	791,196
500,000	California Infrastructure & Economic Development Bank, California Revenue Bond	5.75	08/15/29	586,760
310,000	California State Public Works Board, California Revenue Bond, Series A	5.00	12/01/23	311,159
1,165,000	California State Public Works Board, California Revenue Bond, Series A	5.00	03/01/27	1,165,000

Principal	Security Description	Rate	Maturity	Value

$500,000	California State Public Works Board, California Revenue Bond, Series B	6.00%	04/01/27	$596,445
500,000	California State Public Works Board, California Revenue Bond, Series B1	5.40	03/01/26	582,350
500,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/31	529,555
4,100,000	California State Public Works Board, California Revenue Bond, Series G	5.00	11/01/37	4,702,413
1,000,000	California State Public Works Board, California Revenue Bond, Series G1	5.75	10/01/30	1,183,660
600,000	California State Public Works Board, California Revenue Bond, Series I-1	6.13	11/01/29	735,540
2,000,000	California Statewide Communities Development Authority, California Revenue Bond	5.40	07/01/31	2,053,820
1,000,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/30	1,229,670
1,910,000	Centinela Valley Union High School District, California General Obligation Bond, Series B	5.75	08/01/33	2,330,697
1,000,000	Chino Valley Unified School District, California General Obligation Bond (a)	5.85	08/01/26	584,830
2,000,000	City of Fairfield CA, California Certificate of Participation, Series A (a)	6.55	04/01/30	1,045,340

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$1,000,000	City of Fresno CA Water System, California Revenue Bond, Series A	5.25%	06/01/18	$1,004,140
2,575,000	Coachella Valley Unified School District, California General Obligation Bond, Series D	5.00	08/01/37	2,823,050
250,000	Corona Public Financing Authority, California Revenue Bond	5.00	09/01/21	260,355
1,400,000	County of San Bernardino CA, California Certificate of Participation	5.00	08/01/28	1,402,758
1,275,000	County of San Bernardino CA, California Certificate of Participation	4.75	08/01/28	1,277,155
2,835,000	Dublin Unified School District, California General Obligation Bond, Series D (a)	5.73	08/01/34	950,320
3,420,000	Golden State Tobacco Securitization Corp., California Revenue Bond	5.00	06/01/35	3,487,442
1,325,000	Golden State Tobacco Securitization Corp., California Revenue Bond	5.00	06/01/35	1,351,420
4,000,000	Golden State Tobacco Securitization Corp., California Revenue Bond	5.00	06/01/38	4,076,360
125,000	Golden State Tobacco Securitization Corp., California Revenue Bond, Series A	4.60	06/01/23	136,559
1,000,000	Los Angeles Community Redevelopment Agency, California Revenue Bond	5.00	09/01/37	1,014,260

Principal	Security Description	Rate	Maturity	Value

$230,000	Los Angeles County Public Works Financing Authority, California Revenue Bond	5.00%	06/01/21	$230,888
655,000	Los Angeles County Public Works Financing Authority, California Revenue Bond, Series A	5.00	12/01/26	681,076
1,150,000	Los Angeles County Schools Regionalized Business Services Corp., California Certificate of Participation, Series B	4.75	06/01/27	1,185,432
1,000,000	Los Angeles Department of Water & Power, California Revenue Bond	5.00	07/01/35	1,023,720
2,000,000	Los Angeles Municipal Improvement Corp., California Revenue Bond, Unrefunded Series	5.00	08/01/23	2,007,620
550,000	Magnolia School District, California General Obligation Bond	5.00	08/01/31	555,660
3,185,000	Modesto Irrigation District Financing Authority, California Revenue Bond (b)	0.74	09/01/27	2,999,028
785,000	Natomas Unified School District, California General Obligation Bond	5.00	08/01/28	793,274
1,540,000	Oakland Unified School District/Alameda County, California General Obligation	5.00	08/01/26	1,545,621

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$2,650,000	Oakland Unified School District/Alameda County, California General Obligation	6.63%	08/01/38	$3,262,653
770,000	Oxnard School District, California General Obligation Bond, Series A	5.75	08/01/30	953,737
400,000	Placentia-Yorba Linda Unified School District, California Certificate of Participation	5.00	10/01/30	407,340
2,500,000	Port of Oakland, California Revenue Bond	5.00	05/01/33	2,785,050
275,000	San Bernardino Municipal Water Department, California Certificate of Participation	5.00	02/01/17	275,743
1,000,000	San Diego Public Facilities Financing Authority, California Revenue Bond, Series A	5.25	04/15/29	1,179,250
525,000	San Jose Evergreen Community College District, California General Obligation Bond, Prerefunded 09/01/15 @ 50.468, Series A (a)	5.65	09/01/28	264,553
125,000	San Jose Evergreen Community College District, California General Obligation Bond, Unrefunded Series A (a)	5.65	09/01/28	61,881
1,000,000	San Mateo Union High School District, California General Obligation Bond, Series A (a)	6.01	09/01/25	644,500

Principal	Security Description	Rate	Maturity	Value

$1,000,000	Santa Clara County Board of Education, California Certificate of Participation	5.00%	04/01/25	$1,000,970
2,575,000	Santa Monica Public Financing Authority, California Revenue Bond	5.00	07/01/33	2,585,300
500,000	Saugus/Hart School Facilities Financing Authority, California Revenue Bond, Series B	5.13	09/01/26	514,935
240,000	Saugus/Hart School Facilities Financing Authority, California Revenue Bond, Series B	5.25	09/01/27	245,527
2,355,000	Sierra View Local Health Care District, California Revenue Bond	5.25	07/01/37	2,490,460
5,000	State of California, General Obligation Bond	5.00	10/01/28	5,020
85,000	State of California, General Obligation Bond, Series 2007	5.75	05/01/30	85,369
135,000	State of California, General Obligation Bond, Unrefunded Series 07	5.13	10/01/27	135,548
3,300,000	Stockton East Water District, California Certificate of Participation, Series B (a)	5.96-6.00	04/01/21	2,281,224
2,000,000	Stockton East Water District, California Certificate of Participation, Series B (a)	6.08	04/01/25	1,082,100
775,000	Stockton Unified School District, California General Obligation Bond	5.00	07/01/27	892,459

GURTIN CALIFORNIA MUNICIPAL VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

$1,600,000	Tulare County Board of Education, California Certificate of Participation	5.38%	05/01/33	$1,811,440
250,000	Victor Valley Community College District, California General Obligation Bond, Series A	5.38	08/01/29	288,840
				76,152,442
Total Municipal Bonds (Cost $71,505,042)				76,152,442

Shares	Security Description	Value

Money Market Fund - 15.3%
13,852,296	Fidelity Government Money Market Fund, 0.01% (b) (Cost $13,852,296)	13,852,296
Total Investments - 99.1% (Cost $85,357,338)*		$90,004,738
Other Assets & Liabilities, Net – 0.9%		838,105
Net Assets – 100.0%		$90,842,843

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of December 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,808,078
Gross Unrealized Depreciation	(160,678)
Net Unrealized Appreciation	$4,647,400

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	90,004,738
Level 3 - Significant Unobservable Inputs	-
Total	$90,004,738

The Level 2 value displayed in this table is Municipal Bonds and a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:           /s/ Stacey E. Hong_________________
Stacey E. Hong, Principal Executive Officer

Date:           2/10/15__________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Stacey E. Hong_________________
Stacey E. Hong, Principal Executive Officer

Date:   2/10/15__________________________

By:          /s/ Karen Shaw____________________
Karen Shaw, Principal Financial Officer

Date:   2/10/15__________________________